united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska  68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Semi-Annual Report
March 31, 2022

1-844-273-8637
www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, as compared to its benchmark:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	(3.30)%	(0.67)%	3.27%	4.66%
Counterpoint Tactical Income Fund - Class A with Load	(7.65)%	(5.11)%	2.32%	4.01%
Counterpoint Tactical Income Fund - Class C	(3.67)%	(1.40)%	2.49%	3.91%
Counterpoint Tactical Income Fund - Class I	(3.20)%	(0.44)%	3.51%	4.90%
Bloomberg U.S. Aggregate Bond Index (b)	(5.92)%	(4.15)%	2.14%	2.06%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2022 are 2.20%, 2.95% and 1.95% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2023, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2022

Holdings by Asset Type	% of Net Assets
U.S. Government & Agencies	80.5%
Exchange Traded Fund	12.6%
Short-Term Investments	4.2%
Open End Funds	2.2%
Future Options Purchased	0.2%
Other Assets In Excess Of Liabilities	0.3%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, as compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	35.38%	67.79%	1.72%	1.44%
Counterpoint Tactical Equity Fund - Class A with Load	27.55%	58.06%	0.52%	0.49%
Counterpoint Tactical Equity Fund - Class C	34.97%	66.63%	0.98%	0.68%
Counterpoint Tactical Equity Fund - Class I	35.68%	68.32%	1.98%	1.70%
S&P 500 Total Return Index (b)	5.92%	15.65%	15.99%	15.22%
Bloomberg 1-3 Month U.S. Treasury Bill Index (c)	0.04%	0.05%	1.07%	0.90%
Counterpoint Tactical Equity Fund Blended Index (d)	3.09%	7.82%	8.63%	8.13%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2022 are 3.77%, 4.52% and 3.52% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2023, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Tactical Equity Fund Blended Index is a composite of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg 1-3 Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2022

Holdings by Asset Type	% of Net Assets
Common Stocks	42.1%
Short-Term Investments	29.3%
U.S. Government & Agencies	17.7%
Exchanged Traded Fund	3.3%
Future Options Purchased	0.2%
Other Assets In Excess of Liabilities	7.4%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, as compared to its benchmark:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	(1.37)%	0.56%	4.17%
Counterpoint Tactical Municipal Fund - Class A with Load	(5.83)%	(3.94)%	2.92%
Counterpoint Tactical Municipal Fund - Class C	(1.76)%	(0.18)%	3.36%
Counterpoint Tactical Municipal Fund - Class I	(1.22)%	0.84%	4.42%
Bloomberg U.S Municipal Bond Index (b)	(5.55)%	(4.47)%	2.42%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2022 are 1.93%, 2.68% and 1.68% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Fund, at least until January 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2022

Holdings by Asset Type	% of Net Assets
Short-Term Investments	96.0%
Open End Funds	4.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 12.6%
	FIXED INCOME - 12.6%
1,007,586	iShares 0-5 Year TIPS Bond ETF			$105,736,075

	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,885,184)			105,736,075

	OPEN END FUNDS — 2.2%
	FIXED INCOME - 2.2%
1,000	BlackRock High Yield Bond Portfolio, Institutional Class			7,440
1,240,421	JPMorgan High Yield Fund, Class I			8,558,908
569,120	Lord Abbett High Yield Fund, Class I			4,000,914
606,783	MainStay MacKay High Yield Corporate Bond Fund, Class I			3,258,426
1,000	PGIM High Yield Fund, Class Z			5,170
282,098	PIMCO High Yield Fund, Institutional Class			2,400,650
1,000	TIAA-CREF High Yield Fund, Institutional Class			9,110
1,000	Transamerica High Yield Bond, Class I			8,730
				18,249,348

	TOTAL OPEN END FUNDS (Cost $19,233,807)			18,249,348

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 80.5%
	U.S. TREASURY BILLS — 58.6%
4,000,000	United States Treasury Bill	0.7850 (a)	07/14/22	3,992,999
2,000,000	United States Treasury Bill	0.7100 (a)	09/08/22	1,992,013
200,000,000	United States Treasury Note	0.7500	12/31/23	194,964,845
100,000,000	United States Treasury Note	0.8750	01/31/24	97,535,156
150,000,000	United States Treasury Note	1.5000	02/29/24	147,931,641
50,000,000	United States Treasury Note	1.1250	01/15/25	48,199,219
				494,615,873
	U.S. TREASURY INFLATION PROTECTED — 21.9%
170,045,000	United States Treasury Inflation Indexed Bonds	0.1250	10/15/26	184,199,192

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $690,323,350)			678,815,065

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
12,919,222	Fidelity Treasury Portfolio, Class I, 0.13%(b)					$12,919,222
22,284,647	First American Government Obligations Fund, Class X, 0.18%(b)					22,284,647
	TOTAL MONEY MARKET FUNDS (Cost $35,203,869)					35,203,869

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,203,869)					35,203,869

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
300	US 10 Year Treasury Note Future	WF	05/20/2022	$122	$36,862,500	$229,688
200	US Long Bond Future	WF	05/20/2022	145	30,012,600	187,500
350	US Long Bond Future	WF	04/22/2022	147	52,522,050	235,156
500	US Long Bond Future	WF	04/22/2022	150	75,031,500	875,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,709,692)					1,527,344

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,709,692)					1,527,344

	TOTAL INVESTMENTS - 99.7% (Cost $853,355,902)					$839,531,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%					2,542,512
	NET ASSETS - 100.0%					$842,074,213

ETF - Exchange-Traded Fund

WF - Wells Fargo

(a)	Discount rate at time of purchase.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(c)	Each contract is equivalent to one futures contract.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2022

CREDIT DEFAULT SWAP
			Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Fixed Rate	Date	Amount	Paid (Received)	Value	Depreciation*
CDX North American High Yield Index Version 1, Series 37 **	Wells Fargo	5.00%	12/20/2026	$20,000,000	$(1,067,509)	$(1,273,176)	$(205,667)

*	Includes dividends receivable and interest payable.

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=dd1e47c4d05342e0a4bfc1f6b19fc042

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1%
	AEROSPACE & DEFENSE - 0.1%
1,633	Embraer S.A. - ADR(a)	$20,592

	APPAREL & TEXTILE PRODUCTS - 0.1%
425	Capri Holdings Ltd.(a)	21,841
292	PVH Corporation	22,370
		44,211
	ASSET MANAGEMENT - 0.6%
4,398	Blucora, Inc.(a)	85,981
495	LPL Financial Holdings, Inc.	90,427
		176,408
	AUTOMOTIVE - 1.0%
630	Adient PLC(a)	25,685
11,298	American Axle & Manufacturing Holdings, Inc.(a)	87,672
5,266	Ford Motor Company	89,049
1,664	Goodyear Tire & Rubber Company (The)(a)	23,779
343	Magna International, Inc.	22,058
3,114	Tata Motors Ltd. - ADR(a)	87,037
		335,280
	BANKING - 0.5%
808	Bancorp, Inc. (The)(a)	22,891
396	Customers Bancorp, Inc.(a)	20,647
5,034	First BanCorporation	66,046
1,199	ICICI Bank Ltd. - ADR	22,709
		132,293
	CABLE & SATELLITE - 0.1%
2,159	Liberty Latin America Ltd.(a)	20,705

	CHEMICALS - 0.7%
1,748	AdvanSix, Inc.	89,305
2,960	Chemours Company (The)	93,181
439	Olin Corporation	22,951
		205,437
	COMMERCIAL SUPPORT SERVICES - 0.9%
2,687	ADT, Inc.	20,394

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9% (Continued)
2,017	Franchise Group, Inc.	$83,564
12,581	Information Services Group, Inc.	85,677
12,972	Quad/Graphics, Inc.(a)	90,026
		279,661
	CONSUMER SERVICES - 0.3%
22,359	StoneMor, Inc.(a)	58,357
625	Stride, Inc.(a)	22,706
		81,063
	E-COMMERCE DISCRETIONARY - 0.2%
7,198	Vipshop Holdings Ltd. - ADR(a)	64,782

	ELECTRICAL EQUIPMENT - 0.5%
661	Atkore International Group, Inc.(a)	65,069
416	Keysight Technologies, Inc.(a)	65,715
871	Vontier Corporation	22,115
		152,899
	ENGINEERING & CONSTRUCTION - 0.6%
906	Dycom Industries, Inc.(a)	86,305
1,749	Infrastructure and Energy Alternatives, Inc.(a)	20,726
3,167	Sterling Construction Company, Inc.(a)	84,876
		191,907
	ENTERTAINMENT CONTENT - 0.6%
769	Discovery, Inc. - Series A(a)	19,163
3,048	Endeavor Group Holdings, Inc.(a)	89,977
6,772	Inspired Entertainment, Inc.(a)	83,296
		192,436
	FOOD - 0.5%
5,538	Adecoagro S.A.(a)	66,899
834	Darling Ingredients, Inc.(a)	67,037
1,335	Dole PLC	16,554
		150,490
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
916	Boise Cascade Company	63,635

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5% (Continued)
2,569	Sylvamo Corporation(a)	$85,496
		149,131
	HOME CONSTRUCTION - 1.8%
5,459	Beazer Homes USA, Inc.(a)	83,086
807	Lennar Corporation	65,504
945	Masonite International Corporation(a)	84,048
1,526	PulteGroup, Inc.	63,939
1,486	Skyline Champion Corporation(a)	81,552
2,953	Taylor Morrison Home Corporation(a)	80,381
1,774	Toll Brothers, Inc.	83,413
907	Tri Pointe Homes, Inc.(a)	18,213
		560,136
	HOUSEHOLD PRODUCTS - 0.1%
428	Nu Skin Enterprises, Inc.	20,493

	INDUSTRIAL SUPPORT SERVICES - 0.9%
2,043	H&E Equipment Services, Inc.	88,911
3,547	Resideo Technologies, Inc.(a)	84,525
3,170	Titan Machinery, Inc.(a)	89,584
309	Triton International Ltd.	21,686
		284,706
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
344	Interactive Brokers Group, Inc.	22,673

	INSURANCE - 1.4%
1,639	American Equity Investment Life Holding Company	65,412
1,694	Brighthouse Financial, Inc.(a)	87,512
17,498	Genworth Financial, Inc.(a)	66,142
1,991	Jackson Financial, Inc.	88,063
292	Kinsale Capital Group, Inc.	66,582
3,123	NMI Holdings, Inc.(a)	64,396
1,646	Tiptree, Inc.	21,151
		459,258

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	INTERNET MEDIA & SERVICES - 1.4%
1,606	Cargurus, Inc.(a)	$68,191
14,554	DHI Group, Inc.(a)	86,596
347	Expedia Group, Inc.(a)	67,897
785	GoDaddy, Inc.(a)	65,705
23,394	TrueCar, Inc.(a)	92,406
1,915	Yelp, Inc.(a)	65,321
		446,116
	LEISURE FACILITIES & SERVICES - 2.9%
8,158	Arcos Dorados Holdings, Inc.	66,325
1,314	Boyd Gaming Corporation	86,435
627	Brinker International, Inc.(a)	23,926
1,307	Cinemark Holdings, Inc.(a)	22,585
1,538	Dave & Buster’s Entertainment, Inc.(a)	75,516
4,130	Everi Holdings, Inc.(a)	86,730
400	Golden Entertainment, Inc.(a)	23,228
891	International Game Technology PLC	21,990
2,106	MGM Resorts International	88,325
265	Planet Fitness, Inc.(a)	22,387
7,776	Playa Hotels & Resorts N.V.(a)	67,262
1,894	Red Rock Resorts, Inc.	91,972
3,036	Ruth’s Hospitality Group, Inc.	69,464
929	SeaWorld Entertainment, Inc.(a)	69,155
11,293	Target Hospitality Corporation(a)	67,758
424	Travel + Leisure Company	24,567
		907,625
	LEISURE PRODUCTS - 0.5%
2,687	MasterCraft Boat Holdings, Inc.(a)	66,127
1,256	Smith & Wesson Brands, Inc.	19,003
2,416	Vista Outdoor, Inc.(a)	86,227
		171,357
	MACHINERY - 0.4%
1,457	CNH Industrial N.V.	23,108
6,323	Titan International, Inc.(a)	93,138
		116,246

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	METALS & MINING - 1.0%
1,127	A-Mark Precious Metals, Inc.	$87,162
731	Encore Wire Corporation	83,385
8,546	Ferroglobe PLC(a)	65,804
9,366	Nexa Resources S.A.	87,478
		323,829
	OIL & GAS PRODUCERS - 1.4%
5,184	Comstock Resources, Inc.(a)	67,651
741	EQT Corporation	25,498
1,593	Genesis Energy, L.P.	18,654
2,695	Magnolia Oil & Gas Corporation	63,737
3,551	Southwestern Energy Company(a)	25,461
4,810	TransGlobe Energy Corporation(a)	17,508
2,080	TravelCenters of America, Inc.(a)	89,357
10,016	VAALCO Energy, Inc.	65,404
2,339	Vista Oil & Gas S.A.B. de C.V. - ADR(a)	21,262
230	Whiting Petroleum Corporation	18,747
		413,279
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
446	Nabors Industries Ltd.(a)	68,113
14,250	Transocean Ltd.(a)	65,123
593	Weatherford International PLC(a)	19,747
		152,983
	PUBLISHING & BROADCASTING - 1.6%
24,025	Clear Channel Outdoor Holdings, Inc.(a)	83,127
3,284	Entravision Communications Corporation	21,050
4,049	EW Scripps Company (The)(a)	84,179
4,352	Gannett Company, Inc.(a)	19,628
3,002	Gray Television, Inc.	66,254
4,590	iHeartMedia, Inc.(a)	86,888
970	News Corporation	21,486
109	Nexstar Media Group, Inc.	20,544
3,175	Sinclair Broadcast Group, Inc.	88,963
		492,119

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	REAL ESTATE SERVICES - 0.6%
4,307	Cushman & Wakefield PLC(a)	$88,336
5,566	Realogy Holdings Corporation(a)	87,275
		175,611
	RENEWABLE ENERGY - 0.4%
9,941	Alto Ingredients, Inc.(a)	67,798
1,295	JinkoSolar Holding Company Ltd. - ADR(a)	62,535
		130,333
	RETAIL - CONSUMER STAPLES - 0.6%
339	BJ’s Wholesale Club Holdings, Inc.(a)	22,920
13,072	Cia Brasileira de Distribuicao - ADR	65,883
4,640	Natural Grocers by Vitamin Cottage, Inc.	90,944
		179,747
	RETAIL - DISCRETIONARY - 4.4%
656	Academy Sports & Outdoors, Inc.	25,846
377	Avis Budget Group, Inc.(a)	99,264
1,081	BlueLinx Holdings, Inc.(a)	77,702
569	Buckle, Inc. (The)	18,800
4,900	Build-A-Bear Workshop, Inc.	89,572
1,257	Builders FirstSource, Inc.(a)	81,127
1,097	Caleres, Inc.	21,205
18,938	Chico’s FAS, Inc.(a)	90,902
1,118	Conn’s, Inc.(a)	17,228
624	Dick’s Sporting Goods, Inc.	62,412
246	Dillard’s, Inc.	66,024
7,033	Duluth Holdings, Inc.(a)	86,014
987	Genesco, Inc.(a)	62,783
1,748	GMS, Inc.(a)	86,998
4,236	Guess?, Inc.	92,557
1,078	Hertz Global Holdings, Inc.(a)	23,878
3,544	Macy’s, Inc.	86,332
2,053	MarineMax, Inc.(a)	82,654
4,254	Sally Beauty Holdings, Inc.(a)	66,490
705	Shoe Carnival, Inc.	20,558
1,194	Signet Jewelers Ltd.	86,804

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	RETAIL - DISCRETIONARY - 4.4% (Continued)
1,714	Tilly’s, Inc.	$16,043
1	Victoria’s Secret & Company(a)	51
		1,361,244
	SEMICONDUCTORS - 2.0%
191	Advanced Micro Devices, Inc.(a)	20,884
435	Alpha & Omega Semiconductor Ltd.(a)	23,773
488	Applied Materials, Inc.	64,318
1,188	Axcelis Technologies, Inc.(a)	89,730
106	Broadcom, Inc.	66,746
1,102	Micron Technology, Inc.	85,835
1,025	ON Semiconductor Corporation(a)	64,175
3,684	Photronics, Inc.(a)	62,517
425	QUALCOMM, Inc.	64,949
2,038	Rambus, Inc.(a)	64,992
288	Silicon Motion Technology Corporation - ADR	19,244
		627,163
	SOFTWARE - 1.5%
2,051	ACI Worldwide, Inc.(a)	64,586
2,330	Box, Inc.(a)	67,710
343	Concentrix Corporation	57,130
661	Donnelley Financial Solutions, Inc.(a)	21,985
5,759	eGain Corporation(a)	66,689
5,486	Verra Mobility Corporation(a)	89,312
5,082	Xperi Holding Corporation	88,020
		455,432
	SPECIALTY FINANCE - 1.1%
448	AerCap Holdings N.V.(a)	22,525
1,524	Ally Financial, Inc.	66,263
1,678	Curo Group Holdings Corporation	21,898
551	Enova International, Inc.(a)	20,921
10,913	EZCORP, Inc.(a)	65,915
3,132	International Money Express, Inc.(a)	64,551
1,425	Mr. Cooper Group, Inc.(a)	65,080

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	SPECIALTY FINANCE - 1.1% (Continued)
306	Stewart Information Services Corporation	$18,547
		345,700
	SPECIALTY REITS - 0.2%
6,741	CoreCivic, Inc.(a)	75,297

	STEEL - 0.2%
22,935	Mechel PJSC - ADR(a),(b)	—
1,828	Ryerson Holding Corporation	64,017
		64,017
	TECHNOLOGY HARDWARE - 3.3%
4,670	A10 Networks, Inc.	65,147
123	Apple, Inc.	21,477
481	Arista Networks, Inc.(a)	66,849
171	Arrow Electronics, Inc.(a)	20,286
7,268	Celestica, Inc.(a)	86,562
1,100	Ciena Corporation(a)	66,693
398	Dell Technologies, Inc.(a)	19,976
2,888	Diebold Nixdorf, Inc.(a)	19,436
1,826	Extreme Networks, Inc.(a)	22,295
5,189	Flex Ltd.(a)	96,257
2,568	GoPro, Inc.(a)	21,905
1,462	Jabil, Inc.	90,249
572	NCR Corporation(a)	22,989
12,541	PlayAGS, Inc.(a)	83,648
1,848	Pure Storage, Inc.(a)	65,253
916	Seagate Technology Holdings PLC	82,348
643	TD SYNNEX Corporation	66,364
6,172	TTM Technologies, Inc.(a)	91,469
		1,009,203
	TECHNOLOGY SERVICES - 1.2%
7,929	Baozun, Inc. - ADR(a)	68,031
2,707	DXC Technology Company(a)	88,329
488	ExlService Holdings, Inc.(a)	69,916
143	Fair Isaac Corporation(a)	66,704

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 42.1% (Continued)
	TECHNOLOGY SERVICES - 1.2% (Continued)
89	FleetCor Technologies, Inc.(a)	$22,166
224	Gartner, Inc.(a)	66,631
		381,777
	TELECOMMUNICATIONS - 0.1%
4,176	Consolidated Communications Holdings, Inc.(a)	24,638
861	EchoStar Corporation(a)	20,957
		45,595
	TRANSPORTATION & LOGISTICS - 3.8%
1,017	ArcBest Corporation	81,869
5,590	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)	101,682
6,154	Daseke, Inc.(a)	61,971
16,248	Diana Shipping, Inc.	87,739
1,009	Eagle Bulk Shipping, Inc.	68,723
3,744	Genco Shipping & Trading Ltd.	88,433
2,977	Global Ship Lease, Inc.	84,815
1,319	Hawaiian Holdings, Inc.(a)	25,984
6,307	JetBlue Airways Corporation(a)	94,289
2,568	Navios Maritime Partners, L.P.	90,394
11,879	Pangaea Logistics Solutions Ltd.	66,047
3,168	Radiant Logistics, Inc.(a)	20,180
13,980	Safe Bulkers, Inc.	66,545
2,940	Star Bulk Carriers Corporation	87,289
325	XPO Logistics, Inc.(a)	23,660
11,161	Yellow Corporation(a)	78,239
1,195	ZIM Integrated Shipping Services Ltd.	86,888
		1,214,747
	WHOLESALE - CONSUMER STAPLES - 0.8%
1,732	Performance Food Group Company(a)	88,176
2,081	United Natural Foods, Inc.(a)	86,049
2,408	US Foods Holding Corporation(a)	90,613
		264,838
	WHOLESALE - DISCRETIONARY - 0.7%
3,300	G-III Apparel Group Ltd.(a)	89,265
3,689	KAR Auction Services, Inc.(a)	66,586

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares					Fair Value
	COMMON STOCKS — 42.1% (Continued)
	WHOLESALE - DISCRETIONARY - 0.7% (Continued)
484	Veritiv Corporation(a)				$64,658
					220,509

	TOTAL COMMON STOCKS (Cost $12,968,534)				13,119,328

	EXCHANGE-TRADED FUNDS — 3.3%
	EQUITY - 3.3%
2,270	SPDR S&P 500 ETF Trust				1,025,223

	TOTAL EXCHANGE-TRADED FUNDS (Cost $922,156)				1,025,223

Principal			Coupon Rate
Amount ($)			(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 17.7%
	U.S. TREASURY BILLS — 16.6%
2,200,000	United States Treasury Bill(g)		0.1900(c)	04/28/22	2,199,785
1,000,000	United States Treasury Bill(g)		0.5000(c)	08/04/22	997,245
1,000,000	United States Treasury Bill(g)		0.5800(c)	08/11/22	996,972
1,000,000	United States Treasury Bill(g)		1.1450(c)	02/23/23	987,199
					5,181,201
	U.S. TREASURY INFLATION PROTECTED — 1.1%
300,000	United States Treasury Inflation Indexed Bonds(g)		0.1250	10/15/24	344,507

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,519,030)				5,525,708

Shares		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	TECHNOLOGY HARDWARE - 0.0% (d)
13,488	Quantum Corporation	4/19/22	$2.25		1,573

	TOTAL RIGHT (Cost $2,832)				1,573

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 29.3%
	MONEY MARKET FUNDS - 29.3%
4,131,627	Fidelity Treasury Portfolio, Class I, 0.13%(e)					$4,131,627
5,015,504	First American Government Obligations Fund, Class X, 0.18% (e)					5,015,504
	TOTAL MONEY MARKET FUNDS (Cost $9,147,131)					9,147,131

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,147,131)					9,147,131

Contracts(f)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
36	S&P Emini Index Future	GS	04/14/2022	$4,470	$8,155,350	$73,350
	TOTAL PUT OPTIONS PURCHASED (Cost - $70,274)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $70,274)					73,350

	TOTAL INVESTMENTS - 92.6% (Cost $28,629,957)					$28,892,313
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.4%					2,296,946
	NET ASSETS - 100.0%					$31,189,259

OPEN FUTURES CONTRACTS
Number of				Expiration		Value and Unrealized
Contracts	Description	Counterparty	Long/Short	Date	Notional Amount(g)	Depreciation
30	CME E-Mini Standard & Poor’s 500 Index Future	GS	Long	06/17/2022	$6,796,125	$(8,775)
	TOTAL FUTURES CONTRACTS

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

L.P. - Limited Partnership

Ltd. - Limited Company

N.V. - Naamioze Vennootschap

PJSC - Public Joint-Stock Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

GS - Goldman Sachs

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Discount rate at time of purchase.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(f)	Each contract is equivalent to on futures contract.

(g)	All or a portion of this security is pledged as collateral for total return swaps. As of March 31, 2022, the value of the pledged portion is $5,525,708.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022

OUTPERFORMANCE OPTION

				Strike	Expiration	Notional	Fair	Premiums	Unrealized
Description	Call/Put	Currency	Counterparty	Rate	Date	Amount	Value	Paid	Appreciation/(Depreciation)
Call
JPCPOPL3/JPCPOPS3 Index Outperformance Call Option ***	Call	USD	JP Morgan	2.00%	4/29/2022	$4,500,000	$465,858	$486,000	$(20,142)

TOTAL RETURN SWAPS

						Number Of	Maturity	Notional	Upfront	Unrealized
Description	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long Index Basket ***	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	115,021	3/2/2023	$10,995,311	$—	$(335,019)
JP Morgan International Long Index Basket 2 ***	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	116,395	12/28/2022	10,359,574	—	117,530
Strategy Shares Newfound/ReSolve Robust Momentum ETF	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	50,000	1/30/2023	1,319,000	—	62,718
										$(154,771)

JP Morgan International Short Index Basket ***	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	134,877	3/2/2023	10,960,076	—	630,696
JP Morgan International Short Index Basket 2 ***	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	124,969	2/28/2022	10,316,178	—	(22,203)
JP Morgan U.S. Short Index Basket ***	Short	USD	Overnight Bank Funding Rate	(1.54)%	JP Morgan	36,181	4/5/2023	3,369,736	—	(41,232)
JP Morgan U.S. Short Index Basket 2 ***	Short	USD	Overnight Bank Funding Rate	(1.15)%	JP Morgan	182,297	4/26/2024	10,293,167	—	78,471
										$645,732

										$490,961

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE -TRADED FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
1,100	Vanguard Tax-Exempt Bond Index ETF	$56,705

	TOTAL EXCHANGE -TRADED FUNDS (Cost $58,244)	56,705

	OPEN END FUNDS — 4.1%
	FIXED INCOME -4.1%
1,000	American Century High-Yield Municipal Fund, Class I	9,550
723	BlackRock High Yield Municipal Fund, Institutional Class	7,033
100,030	Fidelity Conservative Income Municipal Bond Fund, Institutional Class	997,300
1,000	Invesco AMT-Free Municipal Fund, Class Y	7,310
984	MainStay MacKay High Yield Municipal Bond Fund	12,357
225,092	Nuveen High Yield Municipal Bond Fund, Class I	3,815,309
1,000	PGIM Muni High Income Fund, Class Z	9,940
		4,858,799

	TOTAL OPEN END FUNDS (Cost $5,209,971)	4,858,799

	SHORT-TERM INVESTMENTS — 96.0%
	MONEY MARKET FUNDS - 96.0%
100,335,259	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.19%(b)	100,325,226
13,089,281	First American Government Obligations Fund, Class X, 2.30%(b)	13,089,281
	TOTAL MONEY MARKET FUNDS (Cost $113,424,540)	113,414,507

	TOTAL SHORT-TERM INVESTMENTS (Cost $113,424,540)	113,414,507

	TOTAL INVESTMENTS - 100.1% (Cost $118,692,755)	$118,330,011
	LIABILITIES IN EXCESS OF OTHER ASSETS -(0.1)%	(139,014)
	NET ASSETS - 100.0%	$118,190,997

ETF - Exchange-Traded Fund

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical Municipal
	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$853,355,902	$28,629,957	$118,692,755
At value	$839,531,701	$28,892,313	$118,330,011
Cash held for collateral at broker +	10,065,955	460,758	—
Receivable for Fund shares sold	1,865,728	76,934	113,254
Dividends and interest receivable	978,815	25,653	20,918
Receivable due from broker - swaps	99,776	691,034	—
Receivable for securities sold	—	122,160	—
Outperformance option, at fair value (Premium $0, $486,000, $0)	—	465,858	—
Unrealized appreciation on total return swaps	—	490,961	—
Prepaid expenses and other assets	78,861	21,702	35,839
TOTAL ASSETS	852,620,836	31,247,373	118,500,022

LIABILITIES
Investment advisory fees payable	900,798	30,052	68,647
Payable for Fund shares redeemed	8,099,832	—	102,229
Premiums received on open swap contracts	1,067,509	—	—
Unrealized depreciation on credit default swap	205,667	—	—
Payable to related parties	99,845	2,883	15,055
Distribution (12b-1) fees payable	60,852	997	2,337
Payable for investments purchased	—	—	100,000
Unrealized depreciation on futures contracts	—	8,775	—
Accrued expenses and other liabilities	112,120	15,407	20,757
TOTAL LIABILITIES	10,546,623	58,114	309,025
NET ASSETS	$842,074,213	$31,189,259	$118,190,997

NET ASSETS CONSIST OF:
Paid in capital	$840,169,056	$31,256,211	$119,612,585
Accumulated earnings (loss)	$1,905,157	$(66,952)	$(1,421,588)
NET ASSETS	$842,074,213	$31,189,259	$118,190,997

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$72,243,594	$1,654,351	$2,283,742
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,464,301	110,273	216,478
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.18	$15.00	$10.55
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$11.71	$15.92	$11.05

Class C Shares :
Net Assets	$53,309,785	$850,055	$2,164,279
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,799,664	59,539	207,019
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.11	$14.28	$10.45

Class I Shares:
Net Assets	$716,520,834	$28,684,853	$113,742,976
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	64,166,278	1,881,283	10,776,207
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.17	$15.25	$10.56

+	Represents collateral for futures contracts, options purchased, and swaps.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Counterpoint Tactical
	Fund	Fund	Municipal Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $679 and $0, respectively)	$12,767,769	$79,982	$427,610
Interest	2,901,304	17,739	17,377
TOTAL INVESTMENT INCOME	15,669,073	97,721	444,987

EXPENSES
Investment advisory fees	5,305,718	119,304	350,972
Distribution (12b-1) fees:
Class A	89,812	1,377	2,913
Class C	264,913	3,204	9,632
Administrative services fees	269,033	14,516	38,005
Third party administrative servicing fees	225,557	2,389	29,904
Transfer agent fees	103,753	19,074	20,198
Registration fees	93,288	8,220	19,699
Accounting services fees	89,279	4,014	15,483
Custodian fees	61,775	7,480	4,189
Printing and postage expenses	39,891	3,814	3,814
Compliance officer fees	14,835	3,965	4,987
Audit fees	9,387	9,387	9,387
Trustees’ fees and expenses	7,480	7,480	7,480
Legal fees	6,357	6,234	6,357
Insurance expense	6,132	1,153	1,412
Other expenses	4,740	2,444	2,444
TOTAL EXPENSES	6,591,950	214,055	526,876

Less: Fees waived/expenses reimbursed by the Advisor	—	(41,538)	(12,840)
TOTAL NET EXPENSES	6,591,950	172,517	514,036

NET INVESTMENT INCOME (LOSS)	9,077,123	(74,796)	(69,049)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	13,716,770	312,622	1,335,178
Net realized gain on swap contracts	2,828,446	1,752,694	—
Net realized loss on swaptions purchased	(2,968,125)	—	—
Net realized loss on futures contracts	—	(578,658)	—
Net realized gain on options purchased	2,905,688	2,247,742	—
	16,842,779	3,734,400	1,335,178

Net change in unrealized appreciation (depreciation) on investments	(53,035,879)	216,010	(2,639,472)
Net change in unrealized depreciation on futures contracts	—	(1,975)	—
Net change in unrealized appreciation (depreciation) on swap contracts	(389,579)	414,976	—
Net change in unrealized appreciation (depreciation) on options purchased	(1,182,348)	34,233	—
Net change in unrealized appreciation on swaptions purchased	576,107	—	—
	(54,031,699)	663,244	(2,639,472)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(37,188,920)	4,397,644	(1,304,294)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,111,797)	$4,322,848	$(1,373,343)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment income	$9,077,123	$21,737,222
Net realized gain on investments and swap contracts, options purchased and swaptions purchased	16,842,779	5,538,047
Net change in unrealized appreciation (depreciation) on investments, swap contracts, options purchased and swaptions purchased	(54,031,699)	26,592,685
Net increase (decrease) in net assets resulting from operations	(28,111,797)	53,867,954

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(733,546)	(2,052,972)
Class C	(444,407)	(1,036,916)
Class I	(8,051,698)	(19,824,442)
Net decrease in net assets resulting from distributions to shareholders	(9,229,651)	(22,914,330)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,761,955	25,090,506
Class C	9,610,500	18,241,121
Class I	195,024,185	446,757,404
Net asset value of shares issued in reinvestment of distributions:
Class A	721,954	2,014,380
Class C	359,481	793,254
Class I	7,004,420	17,540,363
Payments for shares redeemed:
Class A	(6,995,160)	(25,028,607)
Class C	(4,982,693)	(8,181,221)
Class I	(223,412,562)	(119,895,496)
Net increase (decrease) in net assets from shares of beneficial interest	(12,907,920)	357,331,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,249,368)	388,285,328

NET ASSETS
Beginning of Period	892,323,581	504,038,253
End of Period	$842,074,213	$892,323,581

SHARE ACTIVITY
Class A:
Shares Sold	852,935	2,164,886
Shares Reinvested	62,993	174,254
Shares Redeemed	(611,587)	(2,177,119)
Net increase in shares of beneficial interest outstanding	304,341	162,021

Class C:
Shares Sold	841,277	1,575,738
Shares Reinvested	31,524	68,854
Shares Redeemed	(438,527)	(710,178)
Net increase in shares of beneficial interest outstanding	434,274	934,414

Class I:
Shares Sold	17,120,071	38,525,223
Shares Reinvested	611,962	1,515,463
Shares Redeemed	(19,501,637)	(10,350,970)
Net increase (decrease) in shares of beneficial interest outstanding	(1,769,604)	29,689,716

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment loss	$(74,796)	$(56,284)
Net realized gain (loss) on investments, futures contracts, options purchased and swap contracts	3,734,400	(369,322)
Net change in unrealized appreciation (depreciation) on investments, futures contracts options purchased and swap contracts	663,244	(301,567)
Net increase (decrease) in net assets resulting from operations	4,322,848	(727,173)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	749,637	1,023,758
Class C	234,900	40,000
Class I	16,137,669	8,704,321
Payments for shares redeemed:
Class A	(213,712)	(2,049,673)
Class C	(75,745)	(132,716)
Class I	(2,232,535)	(5,368,621)
Net increase in net assets from shares of beneficial interest	14,600,214	2,217,069

TOTAL INCREASE IN NET ASSETS	18,923,062	1,489,896

NET ASSETS
Beginning of Period	12,266,197	10,776,301
End of Period	$31,189,259	$12,266,197

SHARE ACTIVITY
Class A:
Shares Sold	50,359	107,555
Shares Redeemed	(15,866)	(233,099)
Net increase (decrease) in shares of beneficial interest outstanding	34,493	(125,544)

Class C:
Shares Sold	16,319	4,455
Shares Redeemed	(5,548)	(14,324)
Net increase (decrease) in shares of beneficial interest outstanding	10,771	(9,869)

Class I:
Shares Sold	1,063,216	778,443
Shares Redeemed	(152,326)	(586,832)
Net increase in shares of beneficial interest outstanding	910,890	191,611

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment income (loss)	$(69,049)	$1,378,538
Net realized gain on investments	1,335,178	1,947
Net change in unrealized appreciation (depreciation) on investments	(2,639,472)	1,504,300
Net increase (decrease) in net assets resulting from operations	(1,373,343)	2,884,785

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(68,571)	(41,494)
Class C	(52,690)	(16,502)
Class I	(2,249,424)	(1,721,695)
Net decrease in net assets resulting from distributions to shareholders	(2,370,685)	(1,779,691)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,114,772	2,060,276
Class C	1,460,000	225,001
Class I	59,754,162	59,472,654
Net asset value of shares issued in reinvestment of distributions:
Class A	64,858	38,762
Class C	52,690	14,192
Class I	2,046,130	1,545,972
Payments for shares redeemed:
Class A	(664,697)	(1,628,327)
Class C	(181,733)	(5,263)
Class I	(30,760,082)	(20,661,137)
Net increase in net assets from shares of beneficial interest	32,886,100	41,062,130

TOTAL INCREASE IN NET ASSETS	29,142,072	42,167,224

NET ASSETS
Beginning of Period	89,048,925	46,881,701
End of Period	$118,190,997	$89,048,925

SHARE ACTIVITY
Class A:
Shares Sold	102,147	185,814
Shares Reinvested	6,073	3,554
Shares Redeemed	(62,201)	(147,804)
Net increase in shares of beneficial interest outstanding	46,019	41,564

Class C:
Shares Sold	134,468	20,630
Shares Reinvested	4,966	1,310
Shares Redeemed	(17,031)	(474)
Net increase in shares of beneficial interest outstanding	122,403	21,466

Class I:
Shares Sold	5,574,246	5,392,083
Shares Reinvested	191,585	141,540
Shares Redeemed	(2,842,739)	(1,889,143)
Net increase in shares of beneficial interest outstanding	2,923,092	3,644,480

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017
Net asset value, beginning of period	$11.68		$11.04	$10.79	$10.91	$11.28		$11.17
Activity from investment operations:
Net investment income (1)	0.11		0.35	0.23	0.35	0.28		0.32
Net realized and unrealized gain (loss) (2)	(0.49)		0.65	0.25	0.05	(0.31)		0.32
Total from investment operations	(0.38)		1.00	0.48	0.40	(0.03)		0.64
Less distributions from:
Net investment income	(0.12)		(0.36)	(0.23)	(0.38)	(0.34)		(0.38)
Net realized gains	—		—	—	(0.14)	(0.00	) (3)	(0.15)
Total distributions	(0.12)		(0.36)	(0.23)	(0.52)	(0.34)		(0.53)
Net asset value, end of period	$11.18		$11.68	$11.04	$10.79	$10.91		$11.28
Total return (4)	(3.30	)% (5)	9.14%	4.47%	3.89%	(0.27)%		5.95%
Net assets, at end of period (000’s)	$72,244		$71,948	$66,244	$69,747	$107,839		$135,575
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	1.73	% (8)	1.73%	1.78%	1.79%	1.77%		1.77%
Ratio of net expenses to average net assets after waiver/recapture (6)	1.73	% (8)	1.73%	1.78%	1.79%	1.77%		1.77%
Ratio of net investment income before waiver/recapture to average net assets (6,9)	2.01	% (8)	3.03%	2.12%	3.27%	2.55%		2.82%
Ratio of net investment income after waiver/recapture to average net assets (6,9)	2.01	% (8)	3.03%	2.12%	3.27%	2.55%		2.82%
Portfolio Turnover Rate	304	% (5)	36%	232%	353%	380%		71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017
Net asset value, beginning of period	$11.63		$11.00	$10.76	$10.89	$11.22		$11.12
Activity from investment operations:
Net investment income (1)	0.07		0.26	0.15	0.27	0.20		0.23
Net realized and unrealized gain (loss) (2)	(0.49)		0.65	0.25	0.05	(0.32)		0.33
Total from investment operations	(0.42)		0.91	0.40	0.32	(0.12)		0.56
Less distributions from:
Net investment income	(0.10)		(0.28)	(0.16)	(0.31)	(0.21)		(0.31)
Net realized gains	—		—	—	(0.14)	(0.00	) (3)	(0.15)
Total distributions	(0.10)		(0.28)	(0.16)	(0.45)	(0.21)		(0.46)
Net asset value, end of period	$11.11		$11.63	$11.00	$10.76	$10.89		$11.22
Total return (4)	(3.67	)% (5)	8.30%	3.73%	3.11%	(1.03)%		5.15%
Net assets, at end of period (000’s)	$53,310		$50,772	$37,748	$32,578	$35,336		$32,825
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	2.48	% (8)	2.48%	2.53%	2.54%	2.52%		2.52%
Ratio of net expenses to average net assets after waiver/recapture (6)	2.48	% (8)	2.48%	2.53%	2.54%	2.52%		2.52%
Ratio of net investment income before waiver/recapture to average net assets (6,9)	1.26	% (8)	2.27%	1.40%	2.52%	1.79%		2.08%
Ratio of net investment income after waiver/recapture to average net assets (6,9)	1.26	% (8)	2.27%	1.40%	2.52%	1.79%		2.08%
Portfolio Turnover Rate	304	% (5)	36%	232%	353%	380%		71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017
Net asset value, beginning of period	$11.67		$11.04	$10.78	$10.90	$11.30		$11.18
Activity from investment operations:
Net investment income (1)	0.13		0.37	0.26	0.37	0.30		0.35
Net realized and unrealized gain (loss) (2)	(0.50)		0.65	0.26	0.05	(0.31)		0.33
Total from investment operations	(0.37)		1.02	0.52	0.42	(0.01)		0.68
Less distributions from:
Net investment income	(0.13)		(0.39)	(0.26)	(0.40)	(0.39)		(0.41)
Net realized gains	—		—	—	(0.14)	(0.00	) (3)	(0.15)
Total distributions	(0.13)		(0.39)	(0.26)	(0.54)	(0.39)		(0.56)
Net asset value, end of period	$11.17		$11.67	$11.04	$10.78	$10.90		$11.30
Total return (4)	(3.20	)% (5)	9.32%	4.83%	4.13%	(0.07)%		6.18%
Net assets, at end of period (000s)	$716,521		$769,603	$400,046	$246,454	$261,476		$247,550
Ratio of gross expenses to average net assets before waiver/recapture (6,7)	1.48	% (8)	1.48%	1.53%	1.54%	1.52%		1.52%
Ratio of net expenses to average net assets after waiver/recapture (6)	1.48	% (8)	1.48%	1.53%	1.54%	1.52%		1.52%
Ratio of net investment income before waiver/recapture to average net assets (6,9)	2.22	% (8)	3.23%	2.38%	3.49%	2.74%		3.07%
Ratio of net investment income after waiver/recapture to average net assets (6,9)	2.22	% (8)	3.23%	2.38%	3.49%	2.74%		3.07%
Portfolio Turnover Rate	304	% (5)	36%	232%	353%	380%		71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of period	$11.08		$10.30	$12.60	$15.92	$15.75	$14.36
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.09)	(0.05)	(0.06)	(0.09)	(0.03)
Net realized and unrealized gain (loss) (2)	3.99		0.87	(2.25)	(2.77)	1.17	1.42
Total from investment operations	3.92		0.78	(2.30)	(2.83)	1.08	1.39
Less distributions from:
Net realized gains	—		—	—	(0.49)	(0.91)	—
Total distributions	—		—	—	(0.49)	(0.91)	—
Net asset value, end of period	$15.00		$11.08	$10.30	$12.60	$15.92	$15.75
Total return (3)	35.38	% (4)	7.57%	(18.25)%	(18.15)%	7.02%	9.68%
Net assets, at end of period (000s)	$1,654		$839	$2,074	$3,369	$6,322	$3,796
Ratio of gross expenses to average net assets before waiver (5,6,7)	2.43	% (8)	3.74%	2.82%	2.37%	3.12%	4.18%
Ratio of net expenses to average net assets after waiver (5,6)	2.00	% (8)	2.04%	2.00%	2.08%	2.81%	3.33%
Ratio of net investment loss before waiver to average net assets (5,9)	(1.42	)% (8)	(2.66)%	(1.27)%	(0.81)%	(1.68)%	(2.37)%
Ratio of net investment loss after waiver to average net assets (5,9)	(0.99	)% (8)	(0.96)%	(0.45)%	(0.52)%	(1.37)%	(1.52)%
Portfolio Turnover Rate	204	% (4)	230%	259%	296%	259%	369%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (7)	2.43	% (8)	3.70%	2.82%	2.29%	2.31%	2.85%
Net expenses to average net assets	2.00	% (8)	2.00%	2.00%	2.00%	2.00%	2.00%

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of period	$10.58		$9.91	$12.22	$15.57	$15.53	$14.26
Activity from investment operations:
Net investment loss (1)	(0.11)		(0.16)	(0.15)	(0.19)	(0.20)	(0.14)
Net realized and unrealized gain (loss) (2)	3.81		0.83	(2.16)	(2.67)	1.15	1.41
Total from investment operations	3.70		0.67	(2.31)	(2.86)	0.95	1.27
Less distributions from:
Net realized gains	—		—	—	(0.49)	(0.91)	—
Total distributions	—		—	—	(0.49)	(0.91)	—
Net asset value, end of period	$14.28		$10.58	$9.91	$12.22	$15.57	$15.53
Total return (3)	34.97	% (4)	6.76%	(18.90)%	(18.77)%	6.24%	8.83%
Net assets, at end of period (000s)	$850		$516	$581	$1,181	$2,870	$1,251
Ratio of gross expenses to average net assets before waiver (5,6,7)	3.18	% (8)	4.49%	3.57%	3.12%	3.87%	4.93%
Ratio of net expenses to average net assets after waiver (5,6)	2.75	% (8)	2.79%	2.75%	2.83%	3.56%	4.08%
Ratio of net investment loss before waiver to average net assets (5,9)	(2.18	)% (8)	(3.43)%	(2.08)%	(1.75)%	(2.42)%	(3.12)%
Ratio of net investment loss after waiver to average net assets (5,9)	(1.75	)% (8)	(1.73)%	(1.26)%	(1.46)%	(2.11)%	(2.27)%
Portfolio Turnover Rate	204	% (4)	230%	259%	296%	259%	369%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (7)	3.18	% (8)	4.45%	3.57%	3.04%	3.06%	3.60%
Net expenses to average net assets	2.75	% (8)	2.75%	2.75%	2.75%	2.75%	2.75%

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of period	$11.24		$10.43	$12.73	$16.04	$15.82	$14.38
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.06)	(0.03)	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss) (2)	4.06		0.87	(2.27)	(2.81)	1.18	1.43
Total from investment operations	4.01		0.81	(2.30)	(2.82)	1.13	1.44
Less distributions from:
Net realized gains	—		—	—	(0.49)	(0.91)	—
Total distributions	—		—	—	(0.49)	(0.91)	—
Net asset value, end of period	$15.25		$11.24	$10.43	$12.73	$16.04	$15.82
Total return (3)	35.68	% (4)	7.77%	(18.07)%	(17.95)%	7.31%	10.01%
Net assets, at end of period (000s)	$28,685		$10,911	$8,121	$15,851	$23,615	$10,662
Ratio of gross expenses to average net assets before waiver (5,6,7)	2.18	% (8)	3.49%	2.57%	2.12%	2.87%	3.93%
Ratio of net expenses to average net assets after waiver (5,6)	1.75	% (8)	1.79%	1.75%	1.83%	2.56%	3.08%
Ratio of net investment loss before waiver to average net assets (5,9)	(1.16	)% (8)	(2.34)%	(1.07)%	(0.45)%	(1.43)%	(2.14)%
Ratio of net investment loss after waiver to average net assets (5,9)	(0.73	)% (8)	(0.64)%	(0.25)%	(0.16)%	(1.12)%	(1.29)%
Portfolio Turnover Rate	204	% (4)	230%	259%	296%	259%	369%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (7)	2.18	% (8)	3.45%	2.57%	2.04%	2.06%	2.60%
Net expenses to average net assets	1.75	% (8)	1.75%	1.75%	1.75%	1.75%	1.75%

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.98		$10.65	$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.23	0.19	0.26	0.09
Net realized and unrealized gain (loss) (3)	(0.14)		0.42	0.16	0.44	(0.01)
Total from investment operations	(0.15)		0.65	0.35	0.70	0.08
Less distributions from:
Net investment income	(0.01)		(0.23)	(0.17)	(0.23)	(0.08)
Net realized gains	(0.27)		(0.09)	—	—	—
Total distributions	(0.28)		(0.32)	(0.17)	(0.23)	(0.08)
Net asset value, end of period	$10.55		$10.98	$10.65	$10.47	$10.00
Total return (4)	(1.37	)% (5)	6.13%	3.37%	7.12%	0.77	% (5)
Net assets, at end of period (000s)	$2,284		$1,872	$1,373	$1,871	$1,023
Ratio of gross expenses to average net assets before waiver (6,7)	1.28	% (8)	1.40%	1.61%	2.03%	2.74	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.25	% (8)	1.25%	1.25%	1.25%	1.25	% (8)
Ratio of net investment income (loss) before waiver to average net assets (6,9)	(0.24	)% (8)	1.94%	1.44%	1.79%	1.45	% (8)
Ratio of net investment income (loss) after waiver to average net assets (6,9)	(0.21	)% (8)	2.09%	1.80%	2.57%	2.94	% (8)
Portfolio Turnover Rate	345	% (5)	12%	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class A shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.91		$10.59	$10.46	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		0.15	0.08	0.20	0.07
Net realized and unrealized gain (loss) (3)	(0.14)		0.41	0.18	0.42	(0.01)
Total from investment operations	(0.19)		0.56	0.26	0.62	0.06
Less distributions from:
Net investment income	—		(0.15)	(0.13)	(0.16)	(0.06)
Net realized gains	(0.27)		(0.09)	—	—	—
Total distributions	(0.27)		(0.24)	(0.13)	(0.16)	(0.06)
Net asset value, end of period	$10.45		$10.91	$10.59	$10.46	$10.00
Total return (4)	(1.76	)% (5)	5.31%	2.54%	6.29%	0.56	% (5)
Net assets, at end of period (000s)	$2,164		$923	$669	$222	$68
Ratio of gross expenses to average net assets before waiver (6,7)	2.03	% (8)	2.15%	2.36%	2.78%	3.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	2.00	% (8)	2.00%	2.00%	2.00%	2.00	% (8)
Ratio of net investment income (loss) before waiver to average net assets (6,9)	(1.01	)% (8)	1.20%	0.39%	1.21%	0.77	% (8)
Ratio of net investment income (loss) after waiver to average net assets (6,9)	(0.98	)% (8)	1.35%	0.75%	1.99%	2.26	% (8)
Portfolio Turnover Rate	345	% (5)	12%	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class C shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the
	March 31, 2022		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.98		$10.65	$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.26	0.19	0.28	0.10
Net realized and unrealized gain (loss) (3)	(0.12)		0.41	0.18	0.45	(0.02)
Total from investment operations	(0.13)		0.67	0.37	0.73	0.08
Less distributions from:
Net investment income	(0.02)		(0.25)	(0.19)	(0.26)	(0.08)
Net realized gains	(0.27)		(0.09)	—	—	—
Total distributions	(0.29)		(0.34)	(0.19)	(0.26)	(0.08)
Net asset value, end of period	$10.56		$10.98	$10.65	$10.47	$10.00
Total return (4)	(1.22	)% (5)	6.39%	3.60%	7.39%	0.83	% (5)
Net assets, at end of period (000s)	$113,743		$86,253	$44,840	$24,149	$13,063
Ratio of gross expenses to average net assets before waiver (6,7)	1.03	% (8)	1.15%	1.36%	1.78%	2.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.00	% (8)	1.00%	1.00%	1.00%	1.00	% (8)
Ratio of net investment income (loss) before waiver to average net assets (6,9)	(0.14	)% (8)	2.18%	1.45%	1.98%	1.68	% (8)
Ratio of net investment income (loss) after waiver to average net assets (6,9)	(0.11	)% (8)	2.33%	1.81%	2.76%	3.17	% (8)
Portfolio Turnover Rate	345	% (5)	12%	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2022

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) . The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (“significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2022 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$105,736,075	$—	$—	$105,736,075
Open End Funds	18,249,348	—	—	18,249,348
U.S. Government & Agencies	—	678,815,065	—	678,815,065
Short-Term Investments	35,203,869	—	—	35,203,869
Future Options Purchased	1,527,344	—	—	1,527,344
Total	$160,716,636	$678,815,065	$—	$839,531,701
Liabilities *
Credit Default Swap	$—	$205,667	$—	$205,667
Total	$—	$205,667	$—	$205,667

Counterpoint Tactical Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,119,328	$—	$0	$13,119,328
Exchange Traded Fund	1,025,223	—	—	1,025,223
U.S. Government & Agencies	—	5,525,708	—	5,525,708
Right	1,573	—	—	1,573
Short-Term Investments	9,147,131	—	—	9,147,131
Future Options Purchased	73,350	—	—	73,350
Outperformance Option	—	465,858	—	465,858
Short Total Return Swaps	—	645,732	—	645,732
Total	$23,366,605	$6,637,298	$0	$30,003,903
Liabilities *
Long Futures Contracts	$8,775	$—	$—	$8,775
Long Total Return Swaps	—	154,771	—	154,771
Total	$8,775	$154,771	$—	$163,546

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$56,705	$—	$—	$56,705
Open End Funds	4,858,799	—	—	4,858,799
Short-Term Investments	113,414,507	—	—	113,414,507
Total	$118,330,011	$—	$—	$118,330,011

There were no transfers between levels during the period.

*	Please refer to the Schedule of Investments for industry classifications.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

The following is a reconciliation for the Counterpoint Tactical Equity Fund for which Level 3 inputs were used in determining value:

Beginning
	balance		Change in				Net transfers
	September 30,	Total Realized	unrealized				in/(out) of	Ending balance
	2021	Gain/(Loss)	appreciation	Conversion	Net Purchases	Net Sales	Level 3	March 31, 2022
Common Stock	$—	$—	$(68,152)	$—	$68,152	$—	$—	$—

Quantitative disclosures of unobservable inputs and assumptions used by the Counterpoint Tactical Equity Fund are below:

Common Stock	Fair Value	Valutation Techniques	Unobservable Input
Mecehl PJSC	$—	Independent Valuation	Discount for lack of marketability

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked- to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Funds are subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2019 through September 30, 2021, or expected to be taken in the Funds’ September 30, 2022 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the six months ended March 31, 2022, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$5,305,718
Counterpoint Tactical Equity Fund	$119,304
Counterpoint Tactical Municipal Fund	$350,972

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2023, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares respectively, of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the six months ended March 31, 2022, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreements as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$41,538
Counterpoint Tactical Municipal Fund	$12,840

As of March 31, 2022, the amount of fees waived/expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2022	September 30, 2023	September 30, 2024	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$78,070	$123,337	$131,492	$332,899
Counterpoint Tactical Municipal Fund	$126,450	$123,507	$87,657	$337,614

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b- 1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2022 the Funds incurred distributions fees as follows:

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

	Class A	Class C
Counterpoint Tactical Income Fund	$89,812	$264,913
Counterpoint Tactical Equity Fund	$1,377	$3,204
Counterpoint Tactical Municipal Fund	$2,913	$9,632

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2022, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$24,492	$3,363
Counterpoint Tactical Equity Fund	$10,455	$1,550
Counterpoint Tactical Municipal Fund	$—	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$2,136,361,436	$2,130,816,371
Counterpoint Tactical Equity Fund	$22,329,940	$15,143,090
Counterpoint Tactical Municipal Fund	$98,464,641	$178,273,673

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2022.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Unrealized depreciation on credit default swap	$(205,667)
Fixed Income contracts/Credit risk	Investment securities at value	1,527,344

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$490,961
Equity Contract/Equity Price Risk	Investment securities at value	73,350
Equity Contract/Equity Price Risk	Investment in outperformance option	465,858
Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	(8,775)

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the six months ended March 31, 2022.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed Income Contracts/Credit Risk	$2,828,446	$(389,579)

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Interest rate contracts/Interest Rate Risk	$2,905,688	$(1,182,348)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit Contracts/Credit Risk	$(2,968,125)	$576,107

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(578,658)	$(1,975)

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$2,247,742	$34,233

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$1,752,694	$414,976

The notional value of the derivative instruments outstanding as of March 31, 2022 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

During the six months ended March 31, 2022, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2022 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized depreciation on credit default swap	Wells Fargo	$—		$(205,667	) (1)	$(205,667)	$—	$205,667	(2)	$—
Investment in future options purchased	Wells Fargo	1,527,344	(1)	—		1,527,344	$—	—		1,527,344
		$1,527,344		$(205,667)		$1,321,677	$—	$205,667		$1,527,344

Counterpoint Tactical Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized appreciation (depreciation) on total return swaps	JP Morgan	$889,415	(1)	$(398,454	) (1)	$490,961	$—	$—		$490,961
Investment in future options purchased	Goldman Sachs	$73,350	(1)	$—		$73,350	$—	$—		$73,350
Futures Contracts	Goldman Sachs	$—		$(8,775	) (1)	$(8,775)	$—	$8,775	(2)	$—
Investment in outperformance option	JP Morgan	465,858	(1)	—		465,858	—	—		465,858
		$1,428,623		$(407,229)		$1,021,394	$—	$8,775		$1,030,169

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2022, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$854,002,919	$—	$(14,676,885)	$(14,676,885)
Counterpoint Tactical Equity Fund	$28,697,823	$1,426,744	$(770,210)	$656,534
Counterpoint Tactical Municipal Fund	$118,697,588	$—	$(367,577)	$(367,577)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions paid for the years ended September 30, 2021 and September 30, 2020 was as follows:

For the period ended September 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$22,914,330	$—	$—	$—	$22,914,330
Counterpoint Tactical Equity Fund	—	—	—	—	—
Counterpoint Tactical Municipal Fund	66,579	410,430	—	1,302,682	1,779,691

For the period ended September 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$9,012,915	$—	$—	$—	$9,012,915
Counterpoint Tactical Equity Fund	—	—	—	—	—
Counterpoint Tactical Municipal Fund	197,280	—	—	405,021	602,301

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$382,129	$—	$—	$(520,894)	$—	39,385,370	$39,246,605
Counterpoint Tactical Equity Fund	—	—	—	(394,663)	(3,977,692)	(10,735)	(6,710)	(4,389,800)
Counterpoint Tactical Municipal Fund	44,661	—	5,884	—	—	—	2,271,895	2,322,440

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps and futures contracts, adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales. In addition, the amounts listed under other book/tax differences for the Counterpoint Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Counterpoint Tactical Equity Fund incurred and elected to defer such late year losses of $79,237

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Counterpoint Tactical Equity Fund incurred and elected to defer such capital losses of $315,426.

At September 30, 2021, the Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Counterpoint Tactical Income Fund	$520,894	$—	$520,894	$4,567,158
Counterpoint Tactical Equity Fund	3,266,622	711,070	3,977,692	—
Counterpoint Tactical Municipal Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses resulted in reclassification for the year ended September 30, 2021 for the Funds as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	(2,004,771)	2,004,771
Counterpoint Tactical Municipal Fund	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund (the “Municipal Fund”) currently invests a portion of its assets in the BlackRock Liquidity Funds MuniCash Institutional Class (the “BlackRock Fund”). The Municipal Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Municipal Fund and its shareholders to do so. The performance of the Municipal Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Municipal Fund’s financial statements. As of March 31, 2022, the percentage of the net assets invested in the BlackRock Fund was 84.9%.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
National Financial Services LLC	Counterpoint Tactical Income Fund	27.97%
National Financial Services LLC	Counterpoint Tactical Equity Fund	58.96%
National Financial Services LLC	Counterpoint Tactical Municipal Fund	42.28%

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate- related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service (12b- 1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid*	Expense Ratio During*
	Account Value	Account Value	During Period	the Period
Actual	10/1/21	3/31/22	10/1/21 – 3/31/22	10/1/21 – 3/31/22
Counterpoint Tactical Income Fund
Class A	$1,000.00	$967.00	$8.48	1.73%
Class C	$1,000.00	$963.30	$12.14	2.48%
Class I	$1,000.00	$968.00	$7.26	1.48%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,353.80	$11.74	2.00%
Class C	$1,000.00	$1,349.70	$16.11	2.75%
Class I	$1,000.00	$1,356.80	$10.28	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$986.30	$6.19	1.25%
Class C	$1,000.00	$982.40	$9.88	2.00%
Class I	$1,000.00	$987.80	$4.96	1.00%
	Beginning	Ending	Expenses Paid	Expense Ratio During*
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	10/1/21	3/31/22	10/1/21 – 3/31/22	10/1/21 – 3/31/22
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.31	$8.70	1.73%
Class C	$1,000.00	$1,012.57	$12.44	2.48%
Class I	$1,000.00	$1,017.55	$7.44	1.48%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.21	$8.80	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.70	$6.29	1.25%
Class C	$1,000.00	$1,014.96	$10.05	2.00%
Class I	$1,000.00	$1,019.95	$5.04	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

COUNTERPOINT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the period ended March 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

COUNTERPOINT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2022

Renewal of Advisory Agreements – Counterpoint Tactical Equity Fund, Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund*

In connection with a meeting held on August 25-26, 2021, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust, with respect to Counterpoint Tactical Equity Fund (“Counterpoint TE”), Counterpoint Tactical Income Fund (“Counterpoint TI”) and Counterpoint Tactical Municipal Fund (“Counterpoint TM” and collectively, the “Counterpoint Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Counterpoint Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board recognized that the Adviser’s investment personnel had a wide range of experience with portfolio management, compliance, research and marketing. The Board remarked that the Adviser monitored each Counterpoint Fund on a daily basis to ensure its compliance with the investment guidelines and restrictions in each Counterpoint Fund’s prospectus. The Board commented that the Adviser developed a checklist of limitations and procedures for each Counterpoint Fund to evaluate each Counterpoint Fund’s compliance with its investment guidelines. The Board recognized that the Adviser used Bloomberg AIM to automate trade compliance functions. The Board noted that the Adviser represented that it had no regulatory, compliance or litigation issues in the past year and that it selected broker-dealers on the basis of best execution and lowest trading costs.

Counterpoint TE, Counterpoint TI and Counterpoint TM—The Board discussed that the Adviser used technology to analyze historical market data to create and manage proprietary quantitative models that directed portfolio risk exposures but retained discretion to adjust exposures based on market dynamics. The Board observed that the Adviser continuously enhanced its models with timely research, incorporating new data from academia and internal studies. The Board remarked that the Adviser had programmed the investment limitations of each of Counterpoint TE, Counterpoint TI and Counterpoint TM into its models. The Board observed that risk management principles informed the Adviser’s security selection.

The Board concluded that the Adviser dedicated adequate resources and technology to support the investment process, risk management and compliance for each of the Counterpoint Funds. The Board noted that the Adviser could be expected to continue to provide satisfactory service to the Counterpoint Funds and their shareholders.

Performance.

Counterpoint TE—The Board noted that Counterpoint TE was a 1-star Morningstar rated fund that underperformed its peer group, Morningstar category and the S&P 500 MidCap 400 TR Index across all periods. The Board observed that Counterpoint TE’s underperformance could be attributed to it the market neutral portion of its portfolio which missed the market gains over the last year. The Board noted that Counterpoint TE’s short positions underperformed due to the rising popularity of “meme stocks,” low-quality and high-volatility stocks that were promoted on social media. The Board recognized that Counterpoint TE was designed to underperform in volatile markets but could avoid deep drawdowns during bear markets. The Board concluded that the Adviser’s low volatility management style could prove to be a benefit over the long -term. The Board was disappointed in Counterpoint TE’s performance but determined that the Adviser should continue managing Counterpoint TE’s strategy throughout a full market cycle.

Counterpoint TI—The Board discussed that Counterpoint TI had earned a 5-star Morningstar rating and outperformed its peer group, Morningstar category and benchmark across all periods. The Board noted that Counterpoint TI was in the top two quartiles for performance among its peer group and Morningstar category over all periods. The Board recognized that the Adviser had consistently managed Counterpoint TI’s strategy and produced reasonable returns with low volatility. Although past performance is no guarantee of future results, the Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TI and its shareholders.

COUNTERPOINT FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2022

Counterpoint TM—The Board acknowledged that Counterpoint TM had outperformed its benchmark, peer group and Morningstar category over the since inception period but underperformed its peer group and Morningstar category over the 1-year period. The Board discussed that Counterpoint TM’s long-term performance was attributed to Counterpoint TM’s signal that helped it avoid the sharp decline in high yield municipal bonds during the initial stages of the pandemic and that the 1-year underperformance was more a function of Counterpoint TM’s advisory fee rather than its signals. The Board noted that Counterpoint TM had a low standard deviation for the since inception period and was in the first quartile for Sharpe ratio among its peer group and Morningstar category over the since inception period. The Board recognized that Counterpoint TM had managed risk and shown potential to produce consistent reasonable returns. Although past performance is no guarantee of future results, the Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TM and its shareholders.

Fees and Expenses.

Counterpoint TE—The Board remarked that the Adviser’s 1.25% advisory fee for Counterpoint TE was slightly higher than the medians and averages of its 14-fund peer group and Morningstar category, but well below the high of each. The Board commented that the 1.75% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI—The Board discussed that the Adviser’s 1.25% advisory fee for Counterpoint TI was the high of its peer group but significantly lower than the high of its Morningstar category. The Board noted that the 1.53% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. The Board remarked that the Adviser believed its fee was justified because Counterpoint TI’s investment strategy offered higher Sharpe ratio potential than its peers and avoided the heavy use of exchange traded funds and derivatives relied on by its competitors. Given these considerations, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Counterpoint TM—The Board noted that the Adviser’s 0.70% advisory fee for Counterpoint TM was equal to the median of its 5-fund peer group although higher than the median and average of its Morningstar category. The Board commented that its 0.99% net expense ratio was lower than the peer group average and median but higher than the Morningstar category average and median. The Board commented that the Adviser explained that the funds in the Morningstar category did not reflect a tactical strategy. Given these considerations, the Board concluded that the advisory fee for Counterpoint TM was not unreasonable.

Economies of Scale. The Board reviewed the size of each Counterpoint Fund and its prospects for growth and agreed that it did not appear that the Adviser had achieved meaningful economies in managing any of the Counterpoint Funds that warranted the establishment of breakpoints. The Board discussed that, with respect to Counterpoint TI, the Adviser represented that it would likely request closing the Fund to new investors before the Adviser achieved economies of scale. The Board agreed to monitor and revisit the issue as each Counterpoint Fund grew in size.

Profitability.

Counterpoint TE—The Board recognized that the Adviser was managing Counterpoint TE at a loss. The Board concluded that excessive profitability was therefore not a concern for the Adviser in connection with Counterpoint TE.

Counterpoint TI and Counterpoint TM—The Board reviewed the Adviser’s profitability analyses in connection with its management of each of Counterpoint TI and Counterpoint TM and noted that the Adviser had realized a reasonable profit from its relationship with each. The Board determined that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees for the Counterpoint Funds were not unreasonable and that renewal of the Advisory Agreements were in the best interests of each Counterpoint Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Counterpoint Funds.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-844-273-8637 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-273-8637.

INVESTMENT ADVISOR

Counterpoint Mutual Funds, LLC

12760 High Bluff Drive, Suite 280

San Diego, California 92130

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Counterpoint-SAR22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/22